CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS
Cash and banks	R$ 250,168	R$ 205,598
Short-term investments	3,143,209	3,175,730
Total	R$ 3,393,377	R$ 3,381,328	R$ 4,050,338	R$ 5,105,110